OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Schedule of Comprehensive Income (Loss)
Components of other comprehensive loss and related tax effects are as follows:

	Year Ended December 31, 2017
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Securities:
Unrealized holding losses on available for sale securities	$(784)	$267	$(517)
Unrealized holding losses on available for sale securities, net of taxes	(784)	267	(517)
Other comprehensive loss	$(784)	$267	$(517)

	Year Ended December 31, 2016
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Securities:
Unrealized holding losses on available for sale securities	$(689)	$234	$(455)
Reclassification adjustment for gains realized in net income	(55)	19	(36)
Unrealized holding losses on available for sale securities, net of taxes	(744)	253	(491)
Other comprehensive loss	$(744)	$253	$(491)

	Year Ended December 31, 2015
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Securities:
Unrealized holding losses on available for sale securities	$(443)	$150	$(293)
Reclassification adjustment for gains realized in net income	(146)	50	(96)
Unrealized holding losses on available for sale securities, net of taxes	(589)	200	(389)
Derivative instrument:
Change in fair value of effective cash flow hedging derivative	157	(53)	104
Other comprehensive loss	$(432)	$147	$(285)

Schedule of Accumulated Other Comprehensive Income (Loss)
The components of accumulated other comprehensive loss included in shareholders’ equity are as follows:

	December 31, 2017
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Net unrealized losses on available for sale securities	$(1,816)	$618	$(1,198)
Reclassification of stranded tax effect from change in tax law(1)	—	(236)	(236)
Accumulated other comprehensive loss	$(1,816)	$382	$(1,434)

(1) Reclassification was due to the one-time revaluation of the net deferred tax assets as a result of the Tax Cuts and Jobs Act. For additional information relating to this reclassification, see Note 1.

	December 31, 2016
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Net unrealized losses on available for sale securities	$(1,032)	$351	$(681)
Accumulated other comprehensive loss	$(1,032)	$351	$(681)